Income taxes, Unrecognized Deductible Temporary Differences, Unused Tax Losses and Unused Tax Credits (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	SFr 0	SFr 0	SFr 0
Unused tax losses and tax credits	204,250	129,412	71,610
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	197,153	121,949	64,125
Increase in tax losses available as an offset	75,200
Loss Expiry, December 31, 2024 [Member]
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	15,231	15,231	15,231
Loss Expiry, December 31, 2025 [Member]
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	48,894	48,894	48,894
Loss Expiry, December 31, 2026 [Member]
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	0	0	0
Loss Expiry, December 31, 2027 [Member]
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	57,824	57,824	0
Loss Expiry, December 31, 2028 [Member]
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	75,204	0	0
Tax Losses [Member]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	197,152	121,948	64,125
Deductible Temporary Differences Related to Right-of-use Assets and Lease Liabilities [Member]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	0	0	0
Deductible Temporary Differences Related to Retirement Benefit Plan [Member]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	SFr 7,098	SFr 7,464	SFr 7,485